Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 1,440	$ 43,239,701	$ 77,242	$ (36,706,553)	$ 6,611,830
Balance, shares at Dec. 31, 2022	1,438,268
Stock issued to employees	$ 2	5,878			5,880
Stock issued to employees, shares	2,400
Stock issued to consultants	$ 15	45,985			46,000
Stock issued to consultants, shares	15,000
Foreign currency translation loss			444,183		444,183
Net loss				(7,723,257)	(7,723,257)	[1]
Stock issued to designer	$ 45	119,918			119,963
Stock issued to designer, shares	45,491
Acquisition of AI IT System	$ 270	$ 674,730			$ 675,000
Acquistion of AI IT System, shares	270,000
Rounding due to 1:5 reversed stock split	(4)	(1,241)			(1,245)
Rouding due to 1:5 reversed stock split, shares	(3,453)
Stock issued to IT consultant	$ 150	$ 317,850			$ 318,000
Stock issued to IT consultants, shares	150,000
Balance at Dec. 31, 2023	$ 1,918	44,402,821	521,425	(44,429,810)	496,354
Balance, shares at Dec. 31, 2023	1,917,706
Stock issued to employees	$ 2	3,224			3,226
Stock issued to employees, shares	1,500
Stock issued to consultants	$ 113	222,012			222,125
Stock issued to consultants, shares	112,500
Foreign currency translation loss			(81,691)		(81,691)
Net loss				(1,462,756)	(1,462,756)
Stock issued to designer	$ 13	29,987			30,000
Stock issued to designer, shares	13,473
Acquisition of AI IT System	$ 300	$ 749,700			$ 750,000
Acquistion of AI IT System, shares	300,000
Rounding due to 1:5 reversed stock split	(4)	(1,241)			(1,245)
Balance at Mar. 31, 2024	$ 2,346	$ 45,407,744	$ 439,734	$ (45,892,566)	$ (42,742)
Balance, shares at Mar. 31, 2024	2,345,179
Balance at Dec. 31, 2023	$ 1,918	44,402,821	521,425	(44,429,810)	496,354
Balance, shares at Dec. 31, 2023	1,917,706
Stock issued to employees	$ 6	11,139			11,145
Stock issued to employees, shares	6,000
Stock issued to consultants	$ 400	724,599			724,999
Stock issued to consultants, shares	400,000
Stock issued to suppliers	$ 3,321	4,646,679			4,650,000
Stock issued to suppliers, shares	3,321,429
Foreign currency translation loss			721		721
Net loss				(5,561,705)	(5,561,705)	[1]
Stock issued to designer	$ 46	89,954			90,000
Stock issued to designer, shares	46,071
Acquisition of AI and IT Systems	$ 1,160	1,960,840			1,962,000
Acquisition of AI and IT Systems, shares	1,160,000
Stock issued to an investor	$ 450	749,550			750,000
Stock issued to an investor, shares	450,000
Balance at Dec. 31, 2024	$ 7,301	52,585,582	522,146	(49,991,515)	3,123,514
Balance, shares at Dec. 31, 2024	7,301,206
Stock issued to employees	$ 2	1,469			1,471
Stock issued to employees, shares	1,500
Stock issued to consultants	$ 63	83,187			83,250
Stock issued to consultants, shares	62,500
Stock issued to creditor	$ 434	216,566			217,000
Stock issued to creditor, shares	434,000
Stock issued to suppliers	$ 4,909	3,186,341			3,191,250
Stock issued to suppliers, shares	4,909,616
Stock issued to an investor	$ 1,000	499,000			500,000
Stock issued to an investor, shares	1,000,000
Foreign currency translation loss			(2,975)		(2,975)
Net loss				(338,871)	(338,871)
Balance at Mar. 31, 2025	$ 13,709	$ 56,572,145	$ 519,171	$ (50,330,386)	$ 6,774,639
Balance, shares at Mar. 31, 2025	13,708,822

[1]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.